UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-98.0%
	Aerospace/Defense-1.8%
500	Northrop Grumman Corp.	$27,175

	Apparel-1.7%
450	V. F. Corp.	26,087

	Banking-11.7%
700	Bank of America Corp.	29,470
1,800	KeyCorp	58,050
1,200	MBNA Corp.	29,568
1,500	Washington Mutual, Inc.	58,830
		175,918
	Building / Construction-1.9%
900	Masco Corp.	27,612

	Business Services-1.9%
700	Deluxe Corp.	28,112

	Chemicals-4.1%
700	Dow Chemical Co.	29,169
1,100	Lyondell Chemical Co.	31,482
		60,651
	Computers-2.1%
1,100	Hewlett-Packard Co.	32,120

	Consumer Products-4.2%
500	Kimberly-Clark Corp.	29,765
700	Stanley Works	32,676
		62,441
	Electronics-2.0%
1,900	Seagate Technology (a)	30,115

	Financial Services-7.3%
750	JP Morgan Chase & Co.	25,447
475	Morgan Stanley	25,622
1,850	Regions Financial Corp.	57,572
		108,641
	Food & Beverage-3.7%
600	Anheuser-Busch Companies, Inc.	25,824
1,200	ConAgra Foods, Inc.	29,700
		55,524
	Household Durables-4.0%
800	Whirlpool Corp.	60,616

	Insurance-5.6%
500	Jefferson-Pilot Corp.	25,585
600	Lincoln National Corp.	31,212
600	The St. Paul Travelers Companies, Inc.	26,922
		83,719
	Metals & Mining-1.9%
600	Freeport-McMoRan Copper & Gold, Inc.	29,154

Shares			Value*
	COMMON STOCK-(continued)
	Oil & Gas-14.5%
550	Chevron Corp.		$35,601
500	ConocoPhillips		34,955
800	Marathon Oil Corp.		55,144
350	Occidental Petroleum Corp.		29,901
400	PetroChina Company Ltd ADR		33,348
400	Petroleo Brasileiro S.A. Petrobras ADR		28,596
			217,545
	Pharmaceuticals-7.5%
550	GlaxoSmithKline plc ADR		28,204
2,100	Merck & Co., Inc.		57,141
1,100	Pfizer, Inc.		27,467
			112,812
	Real Estate -1.8%
800	Duke Realty Corp. REIT		27,104

	Retail-1.8%
1,350	Limited Brands, Inc.		27,580

	Telecommunications-6.2%
500	ALLTEL Corp.		32,555
1,500	AT&T Corp.		29,700
950	Verizon Communications, Inc.		31,055
			93,310
	Tobacco-4.3%
500	Altria Group, Inc.		36,855
325	Reynolds American, Inc.		26,982
			63,837

	Utilities-8.0%
550	DTE Energy Co.		25,223
700	KeySpan Corp.		25,746
700	Progress Energy, Inc.		31,325
800	Sempra Energy		37,648
			119,942

	Total Investments (cost-$1,260,823)	98.0%	1,470,015
	Other assets less liabilities	2.0	29,387
	Net Assets	100.0%	$1,499,402

(a) Non-income producing.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value *
	COMMON STOCK-72.2%
	Automotive-1.3%
7,800	Harley-Davidson, Inc.	$377,832

	Business Service-1.6%
10,700	ChoicePoint, Inc. (a)	461,919

	Computer Services-2.0%
19,000	McAfee Inc. (a)	596,980

	Drugs & Medical Products-11.1%
15,700	Biogen Idec, Inc. (a)	619,836
19,700	Boston Scientific Corp. (a)	460,389
14,000	Forest Laboratories, Inc. (a)	545,580
39,000	Pfizer, Inc.	973,830
15,800	Sanofi-Aventis ADR	656,490
		3,256,125
	Education-2.2%
9,800	Apollo Group, Inc. (a)	650,622

	Electronics-3.1%
23,700	Cadence Design Systems, Inc. (a)	382,992
41,600	Flextronics International Ltd. (a)	534,560
		917,552
	Financial Services-9.9%
6,400	Capital One Financial Corp.	508,928
27,600	Citigroup, Inc.	1,256,352
15,700	Countrywide Financial Corp.	517,786
18,000	JP Morgan Chase & Co.	610,740
		2,893,806
	Insurance-8.0%
10,100	Ambac Financial Group, Inc.	727,806
11,500	American International Group, Inc.	712,540
11,800	Hartford Financial Services Group, Inc.	910,606
		2,350,952
	Internet-1.4%
8,686	Amazon.com, Inc. (a)	393,476

	Leisure-3.9%
26,700	Royal Caribbean Cruises Ltd.	1,153,440

	Manufacturing-3.0%
13,900	Eaton Corp.	883,345

	Metals & Mining-2.7%
16,700	Inco Ltd.	790,745

	Networking-4.3%
71,000	Cisco Systems, Inc. (a)	1,273,030

	Oil & Gas-8.0%
23,600	ConocoPhillips	1,649,876
15,600	XTO Energy, Inc.	706,992
		2,356,868

		Credit Rating
Shares		(Moody’s/S&P)	Value *
	COMMON STOCK (continued)
	Retail-5.5%
10,000	Best Buy Co., Inc.		$435,300
15,700	Family Dollar Stores, Inc.		311,959
17,500	Kohl’s Corp. (a)		878,150
			1,625,409
	Semi-Conductors-2.3%
83,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		682,260

	Telecommunications-1.9%
25,500	Motorola, Inc.		563,295

	Total Common Stock (cost-$19,834,346)		21,227,656

Principal
Amount
(000)
	CORPORATE BONDS & NOTES-17.8%
	Aerospace / Defense-1.2%
$170	Northrop Grumman Corp., 4.079%, 11/16/06	Baa2/BBB+	169,117
180	Raytheon Co., 6.75%, 8/15/07	Baa3/BBB	186,000
			355,117
	Banking-2.1%
175	KeyCorp, 2.75%, 2/27/07	A2/A-	170,130
170	US Bank N.A., 2.85%, 11/15/06	Aa1/AA-	166,468
270	World Savings Bank, 4.125%, 3/10/08	Aa3/AA-	266,222
			602,820
	Business Services-0.6%
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	165,210

	Consumer Products-0.5%
165	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	159,982

	Financial Services-3.4%
50	CIT Group, Inc., 7.75%, 4/2/12	A2/A	57,316
	Citigroup, Inc.,
110	5.00%, 3/6/07	Aa1/AA-	110,763
50	6.00%, 2/21/12	Aa1/AA-	53,130
160	Credit Suisse First Boston USA, Inc., 5.75%, 4/15/07	Aa3/A+	162,806
75	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/A+	77,789
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	182,553
190	JP Morgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	192,234
175	Wachovia Corp., 4.95%, 11/1/06	Aa3/A+	175,776
			1,012,367
	Financing-1.9%
80	American Express Credit Corp., 3.00%, 5/16/08	Aa3/A+	77,069
25	Boeing Capital Corp., 6.50%, 2/15/12	A3/A	27,243
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	186,638
275	Conseco Financing Trust II, 8.976%, 4/1/27	NR/NR	—
55	General Electric Capital Corp., 6.00%, 6/15/12	Aaa/AAA	58,543
75	HSBC Finance Corp., 7.00%, 5/15/12	A1/A	83,001
120	John Deere Capital Corp., 3.875%, 3/7/07	A3/A-	118,988
			551,482
	Food & Beverage-3.1%
175	Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	A2/A	176,928
180	General Mills, Inc., 2.625%, 10/24/06	Baa2/BBB+	175,811
180	Kellogg Co., 2.875%, 6/1/08	Baa1/BBB+	171,753
200	Kraft Foods, Inc., 4.625%, 11/1/06	A3/BBB+	200,070
180	Tyson Foods, Inc., 7.25%, 10/1/06	Baa3/BBB	184,626
			909,188

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value *
	CORPORATE BONDS & NOTES (continued)
	Insurance - 0.5%
$150	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	$144,802

	Metals & Mining-0.7%
210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	208,841

	Multi-Media-0.5%
25	News America Holdings, Inc., 9.25%, 2/1/13	Baa3/BBB	30,878
125	Walt Disney Co., 5.375%, 6/1/07	Baa1/A-	126,393
			157,271
	Oil & Gas-1.0%
170	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	171,849
120	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB-	122,460
			294,309
	Paper Products-0.5%
160	Temple-Inland, Inc., 5.003%, 5/17/07	Baa3/BBB	159,980

	Retail-0.4%
110	CVS Corp., 3.875%, 11/1/07	A3/A-	108,271

	Telecommunications-0.7%
150	Motorola, Inc., 4.61%, 11/16/07	Baa2/BBB+	149,826
50	Verizon Global Funding Corp., 7.375%, 9/1/12	A2/A+	56,741
			206,567
	Utilities-0.6%
180	Dominion Resources, Inc., 3.66%, 11/15/06	Baa1/BBB+	178,108

	Waste Disposal-0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	26,139

	Total Corporates Bonds & Notes (cost-$5,305,500)		5,240,454

	U.S. TREASURY NOTES-0.4%
110	2.625%, 3/15/09 (cost-$109,271)	Aaa/AAA	104,466

	U.S. GOVERNMENT AGENCY SECURITIES-0.1%
25	Fannie Mae,
	6.25%, 2/1/11 (cost-$25,152)	Aaa/AAA	26,716

	SHORT-TERM INVESTMENTS-10.5%
	Corporate Notes- 7.6%
	Aerospace / Defense-0.6%
170	General Dynamics Corp., 2.125%, 5/15/06	A2/A	167,856

	Automotive - 0.4%
130	DaimlerChrysler N.A. Holdings Corp., 6.40%, 5/15/06	A3/BBB	131,399

	Business Services-0.1%
40	Cendant Corp., 6.875%, 8/15/06	Baa1/BBB+	40,743

	Diversified Manufacturing-0.6%
160	Tyco International Group S.A., 5.80%, 8/1/06	Baa3/BBB+	161,506

	Financial Services-1.7%
175	American Express Co., 5.50%, 9/12/06	A1/A+	176,621
150	Bear Stearns Co., Inc., 6.50%, 5/1/06	A1/A	151,805
170	Merrill Lynch & Co., 6.15%, 1/26/06	Aa3/A+	170,923
			499,349

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value *
	Corporate Notes (continued)
	Financing-1.7%
$170	Duke Capital LLC, 4.302%, 5/18/06	Baa3/BBB-	$169,891
75	Ford Motor Credit Co., 6.125%, 1/9/06	Baa3/BB+	75,085
100	General Electric Capital Corp., 5.35%, 3/30/06	Aaa/AAA	100,515
145	General Motors Acceptance Corp., 6.75%, 1/15/06	Ba1/BB	145,758
			491,249
	Multi-Media-0.9%
100	Time Warner, Inc., 8.11%, 8/15/06	Baa1/BBB+	102,848
160	Viacom, Inc., 6.40%, 1/30/06	Baa3/BBB+	161,003
			263,851
	Retail-0.5%
150	Safeway, Inc., 6.15%, 3/1/06	Baa2/BBB-	149,762

	Telecommunications- 1.1%
90	AT&T Wireless Services, Inc., 7.35%, 3/1/06	Baa2/A	91,045
155	SBC Communications, Inc., 5.75%, 5/2/06	A2/A	156,156
90	Verizon Global Funding Corp., 6.75%, 12/1/05	A2/A+	90,385
			337,586
	Total Corporate Notes (cost-$2,258,928)		2,243,301

	Repurchase Agreement-2.9%
857	State Street Bank & Trust Co,.dated 9/30/05, 3.40% due 10/3/05, proceeds: $857,243; collateralized by Fannie Mae, 4.25%, 5/15/09, valued at $878,292 (cost-$857,000)		857,000

	Total Short-Term Investments (cost-$3,115,928)		3,100,301

	Total Investments (cost-$28,390,197)	101.0%	29,699,593
	Liabilities less other assets	(1.0)	(294,864)
	Net Assets	100.0%	$29,404,729

(a) Non-income producing security

ADR - American Depositary Receipt

* Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than short-term investments) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similiar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic development in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

Premier VIT

OpCap Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-96.2%
	Automotive-2.6%
9,700	Harley-Davidson, Inc.	$469,868
3,800	Magna International, Inc.	284,468
		754,336
	Banking-1.9%
13,300	Bank of America Corp.	559,930

	Building / Construction-3.1%
7,800	Centex Corp.	503,724
6,600	Lennar Corp.	394,416
		898,140
	Commercial Services-1.3%
7,400	Moody’s Corp.	377,992

	Diversified Manufacturing-8.3%
13,300	Eaton Corp.	845,215
17,000	General Electric Co.	572,390
6,200	Parker Hannifin Corp.	398,722
20,300	Tyco International Ltd.	565,355
		2,381,682
	Drugs & Medical Products-8.4%
15,000	Biogen Idec., Inc.(a)	592,200
7,800	Biomet, Inc.	270,738
32,700	Boston Scientific Corp.(a)	764,199
20,100	Pfizer, Inc.	501,897
8,500	Teva Pharmaceutical Industries Ltd.	284,070
		2,413,104
	Education-0.9%
3,700	Apollo Group, Inc.(a)	245,643

	Financial Services-10.9%
5,300	Capial One Financial Corp.	421,456
10,900	Citigroup, Inc.	496,168
17,400	Countrywide Financial Corp.	573,852
13,800	Merrill Lynch & Co., Inc.	846,630
13,300	Wells Fargo & Co.	778,981
		3,117,087
	Health & Hospitals-3.4%
6,600	Aetna, Inc.	568,524
5,300	WellPoint, Inc.(a)	401,846
		970,370
	Insurance-8.5%
10,050	Ambac Financial Group, Inc.	724,203
18,850	American International Group, Inc.	1,167,946
18,300	Marsh & McLennan Companies, Inc.	556,137
		2,448,286

Shares		Value*
	COMMON STOCK-(continued)
	Metals & Mining-1.7%
5,300	Nucor Corp.	$312,647
1,100	Rio Tinto plc ADR	180,730
		493,377
	Multi-Media-1.4%
26,600	News Corp.	414,694

	Networking-4.3%
45,600	Cisco Systems, Inc.(a)	817,608
31,500	EMC Corp. (a)	407,610
		1,225,218
	Oil & Gas-11.8%
13,200	BP plc ADR	935,220
18,500	ConocoPhillips	1,293,335
25,400	XTO Energy, Inc.	1,151,128
		3,379,683
	Retail-14.9%
20,800	Best Buy Co., Inc.	905,424
24,000	Kohl’s Corp. (a)	1,204,320
5,100	Lowe’s Companies, Inc.	328,440
8,100	Sears Holdings Corp.(a)	1,007,802
13,600	TJX Cos., Inc.	278,528
11,000	Target Corp.	571,230
		4,295,744
	Semi-Conductors-6.2%
16,600	Applied Materials, Inc.	281,536
67,000	Taiwan Semiconductor	550,740
27,700	Texas Instruments, Inc.	939,030
		1,771,306
	Software-2.0%
19,200	Cadence Design Systems, Inc.(a)	310,272
8,800	McAfee, Inc.(a)	276,496
		586,768
	Telecommunications-4.6%
6,600	Alltel Corp.	429,726
12,300	Motorola, Inc.	271,707
36,500	Nokia Corp. ADR	617,215
		1,318,648

	Total Common Stock (cost-$25,743,953)	27,652,008

Principal
Amount
(000)
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-3.5%
$1,000	Federal Home Loan Bank,
	3.18%, 10/3/05 (cost-$999,823)		999,823

	Total Investments (cost-$26,743,776)	99.7%	28,651,831
	Other assets less liabilities	0.3	76,720
	Net Assets	100.0%	$28,728,551

(a) Non-income producing security

ADR- American Depositary Receipts

*Valuation of Investmetnts

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted price.  Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

Premier VIT

OpCap Global Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30,2005

(unaudited)

Shares		Value*
	COMMON STOCK-99.4%
	AUSTRALIA-0.8%
	Drugs & Medical Products-0.8%
5,700	CSL Ltd.	$167,381

	AUSTRIA-1.9%
	Metals & Mining- 1.9%
2,200	Bohler-Uddeholm AG	371,529

	BARBADOS-0.8%
	Oil & Gas-0.8%
2,300	Nabors Industries Ltd. (a)	165,209

	BERMUDA-2.0%
	Diversified Manufacturing-1.1%
8,000	Tyco International Ltd.	222,800
	Insurance-0.9%
2,700	XL Capital Ltd	183,681
	Total Bermuda	406,481

	BRAZIL-2.0%
	Oil & Gas-2.0%
5,500	Petroleo Brasileiro S.A.	393,195

	CANADA-2.2%
	Automotive-0.7%
1,900	Magna International, Inc.	142,234
	Metals & Mining-1.5%
6,400	Inco Ltd.	303,040
	Total Canada	445,274

	DENMARK-0.6%
	Telecommunications-0.6%
8,600	GN Store Nord A/S	114,110

	FINLAND-1.6%
	Telecommunications-1.6%
18,600	Nokia Oyj ADR	314,526

	FRANCE-5.9%
	Banking-1.1%
2,900	BNP Paribas S.A.	221,389
	Insurance-1.0%
7,100	AXA	195,968
	Multi-Media-0.8%
4,600	Vivendi Universal S.A.	151,001
	Oil & Gas-1.7%
1,200	Total S.A.	327,733
	Retail-1.3%
2,500	PPR S.A.	263,999
	Total France	1,160,090

Shares		Value*
	COMMON STOCK (continued)

	GERMANY-5.7%
	Banking-2.0%
4,300	Deutsche Bank AG	$403,155
	Drugs & Medical Products-0.7%
1,700	Merck KGaA	143,654
	Electronics-1.4%
3,500	Siemens AG	271,138
	Utilities-1.6%
4,800	RWE AG	318,880
	Total Germany	1,136,827

	ISRAEL-1.1%
	Drugs & Medical Products-1.1%
6,600	Teva Pharmaceutical Industries Ltd.	220,572

	JAPAN-13.5%
	Automotive-1.7%
7,200	Toyota Motor Corp.	332,888
	Banking-5.7%
24,900	Joyo Bank, Ltd.	152,690
27	Mitsubishi UFJ Financial, Inc.	354,210
37,700	Shinsei Bank Ltd.	239,011
36,000	Shizuoka Bank Ltd.	373,368
		1,119,279
	Drugs & Medical Products-1.6%
6,100	Astellas Pharma, Inc.	230,931
10,000	Kyowa Hakko Kogyo Co., Ltd.	78,062
		308,993
	Electronics-3.0%
3,600	Fanuc Ltd.	293,377
174	NTT DoCoMo, Inc.	312,231
		605,608
	Retail-1.5%
15,200	Aeon Co. Ltd.	306,425
	Total Japan	2,673,193

	LIBERIA-1.1%
	Leisure-1.1%
5,000	Royal Caribbean Cruises Ltd.	216,000

	LUXEMBOURG-1.8%
	Metals & Mining- 1.8%
14,000	Arcelor S.A.	328,248

	MEXICO-1.5%
	Building/Construction-1.5%
57,600	CEMEX S.A. de C.V.	300,177

	NETHERLANDS-2.6%
	Banking - 1.7%
11,600	Fortis Group	336,822
	Insurance - 0.9%
11,400	Aegon N.V.	170,150
	Total Netherlands	506,972

	NEW ZEALAND-1.7%
	Manufacturing-1.7%
61,800	Fletcher Building Ltd.	340,004

	SWEDEN-3.4%
	Banking- 1.1%
8,700	ForeningsSparbanken AB	211,133

Shares		Value*
	COMMON STOCK (continued)
	Manufacturing-2.3%
3,700	Sandvik AB	$184,778
21,600	SKF AB	281,934
		466,712
	Total Sweden	677,845

	SWITZERLAND-6.1%
	Drugs & Medical Products-1.5%
5,800	Novartis AG	296,254
	Financial Services-1.1%
4,800	Credit Suisse Group	213,890
	Food & Beverage-1.0%
700	Nestle S.A.	206,479
	Retail-2.5%
17,000	Swatch Group AG (a)	484,190
	Total Switzerland	1,200,813

	UNITED KINGDOM-7.8%
	Food & Beverage-1.4%
19,200	Diageo plc	277,167
	Metals & Mining-1.2%
5,700	Rio Tinto plc	234,327
	Oil & Gas-1.3%
7,400	Royal Dutch Shell plc	256,372
	Retail-2.0%
73,300	Tesco plc	401,918
	Telecommunications-1.9%
142,000	Vodafone Group plc	370,614
	Total United Kingdom	1,540,398

	UNITED STATES-35.3%
	Consumer Products-2.3%
5,900	Avon Products, Inc.	159,300
4,800	Procter & Gamble Co.	285,408
		444,708
	Diversified Manufacturing-1.6%
4,800	Parker Hannifin Corp.	308,688
	Drugs & Medical Products-2.9%
2,200	Beckman Coulter, Inc.	118,756
6,400	Boston Scientific Corp. (a)	149,568
12,000	Pfizer, Inc.	299,640
		567,964
	Education-0.5%
2,600	Career Education Corp. (a)	92,456
	Financial Services-6.2%
10,500	Citigroup, Inc.	477,960
8,100	Countrywide Financial Corp.	267,138
9,000	Morgan Stanley	485,460
		1,230,558
	Food & Beverage-2.4%
5,900	Coca-Cola Co.	254,821
6,800	McDonald’s Corp.	227,732
		482,553

Shares		Value*
	COMMON STOCK (continued)
	Insurance-4.0%
2,300	Ambac Financial Group, Inc.	$165,738
6,100	American International Group, Inc.	377,956
3,100	Hartford Financial Services Group, Inc.	239,227
		782,921
	Manufacturing-0.8%
2,600	Eaton Corp.	165,230
	Multi-Media-0.9%
10,700	News Corp.	166,813
	Oil & Gas-5.1%
2,300	Chevron Corp.	148,879
9,300	ConocoPhillips	650,163
4,500	XTO Energy, Inc.	203,940
		1,002,982
	Real Estate-0.7%
15,000	La Quinta Corp. (a)	130,350
	Retail-6.3%
5,300	Claire’s Stores, Inc.	127,889
9,500	Kohl’s Corp. (a)	476,710
9,900	Tiffany & Co.	393,723
5,400	Wal-Mart Stores, Inc.	236,628
		1,234,950
	Semi-Conductors-1.6%
12,900	Intel Corp.	317,985
	Total United States	6,928,158

	Total Common Stock (cost-$17,987,348)	19,607,002

Principal
Amount
(000)
	U.S. GOVERNMENT AGENCY SECURITIES-3.0%
$600	Federal Home Loan Bank,
	3.18%, 10/3/05 (cost-$599,894)		599,894

	Total Investments (cost-$18,587,242)	102.4%	20,206,896
	Liabilities less other assets	(2.4)	(468,494)
	Net Assets	100.0%	$19,738,402

(a) Non-income producing.

ADR-American Depositary Receipt

*Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are vauled at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value (“NAV”) is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”).

The prices of certain Portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE.  When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated.  With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors.  The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities.  This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material.

Premier VIT

OpCap Managed Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-66.0%
	Automotive-1.6%
110,200	Harley-Davidson, Inc.	$5,338,088

	Automotive Products-0.7%
30,600	Magna International, Inc.	2,290,716

	Banking-1.3%
107,700	Bank of America Corp.	4,534,170

	Building/Construction-2.2%
49,600	Centex Corp.	3,203,168
71,900	Lennar Corp.	4,296,744
		7,499,912

	Diversified Manufacturing-3.6%
68,500	General Electric Co.	2,306,395
56,300	Parker Hannifin Corp.	3,620,653
225,800	Tyco International Ltd.	6,288,530
		12,215,578

	Drugs & Medical Products-6.0%
119,600	Biogen Idec, Inc. (a)	4,721,808
63,000	Biomet, Inc.	2,186,730
290,300	Boston Scientific Corp. (a)	6,784,311
169,200	Pfizer, Inc.	4,224,924
67,200	Teva Pharmaceutical Industries Ltd.	2,245,824
		20,163,597

	Education-0.6%
32,000	Apollo Group, Inc. (a)	2,124,480

	Financial Services-8.1%
42,900	Capital One Financial Corp.	3,411,408
45,600	Citigroup, Inc.	2,075,712
163,000	Countrywide Financial Corp.	5,375,740
147,400	Merrill Lynch & Co., Inc.	9,042,990
127,600	Wells Fargo & Co.	7,473,532
		27,379,382

	Healthcare-1.5%
60,900	Aetna, Inc.	5,245,926

	Insurance-6.5%
79,700	Ambac Financial Group, Inc.	5,743,182
182,700	American International Group, Inc.	11,320,092
160,400	Marsh & McLennan Companies, Inc.	4,874,556
		21,937,830

	Manufacturing-2.3%
124,200	Eaton Corp.	7,892,910

Shares		Value*
	COMMON STOCK (continued)
	Metals & Mining-0.4%
8,900	Rio Tinto plc	$1,462,270

	Multi-Media-1.0%
218,300	News Corp.	3,403,297

	Networking-2.0%
370,800	Cisco Systems, Inc. (a)	6,648,444

	Oil & Gas-8.5%
119,500	BP plc	8,466,575
157,400	ConocoPhillips	11,003,834
204,600	XTO Energy, Inc.	9,272,472
		28,742,881

	Retail-9.5%
164,050	Best Buy Co., Inc.	7,141,097
165,200	Kohl’s Corp. (a)	8,289,736
41,200	Lowe’s Companies, Inc.	2,653,280
60,200	Sears Holdings Corp. (a)	7,490,084
82,700	Target Corp.	4,294,611
105,500	TJX Companies, Inc.	2,160,640
		32,029,448

	Semi-Conductors-5.1%
226,400	Applied Materials, Inc.	3,839,744
534,900	Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,396,878
262,600	Texas Instruments, Inc.	8,902,140
		17,138,762

	Software-2.6%
210,600	Cadence Design Systems, Inc. (a)	3,403,296
255,900	EMC Corp. (a)	3,311,346
69,500	McAfee, Inc. (a)	2,183,690
		8,898,332

	Telecommunications-2.5%
14,900	ALLTEL Corp.	970,139
99,000	Motorola, Inc.	2,186,910
305,900	Nokia Corp. ADR	5,172,769
		8,329,818

	Total Common Stock (cost-$207,165,814)	223,275,841

Principal
Amount
(000)		Value*
	U.S. GOVERNMENT AGENCY SECURITIES (c)-21.6%
	Fannie Mae,
$63	3.651%, 11/28/35	$62,685
301	4.265%, 5/1/36	304,700
1,246	4.411%, 5/1/36	1,260,303
573	4.50%, 11/1/19	561,976
60	4.50%, 2/1/20	58,500
314	4.50%, 5/1/20	307,894
5,184	5.00%, 6/1/18	5,174,066
262	5.00%, 11/1/18	261,690
931	5.00%, 1/1/20	928,653
17,000	5.00%, 12/1/99	7,830,000
87	5.295%, 9/1/39	89,301
96	5.50%, 6/1/16	97,148
143	5.50%, 1/1/17	145,258
140	5.50%, 3/1/17	142,149
14	5.50%, 2/1/33	14,065
30	5.50%, 2/1/34	30,167
1,838	5.50%, 4/1/34	1,838,800
28	5.50%, 5/1/34	27,581
464	5.50%, 11/1/34	464,377
17,487	5.50%, 2/1/35	17,488,595
11,096	5.50%, 3/1/35	11,095,026
18,900	5.50%, 12/1/99	18,888,188
149	6.00%, 3/1/16	153,354
470	6.00%, 6/1/16	483,517
7	6.00%, 7/1/16	7,031
8	6.00%, 8/1/16	7,899
16	6.00%, 10/1/16	16,628
603	6.00%, 12/1/16	620,143
12	6.00%, 1/1/17	12,444
237	6.00%, 2/1/17	243,408
42	6.00%, 3/1/17	42,869
195	6.00%, 4/1/17	200,198
24	6.00%, 5/1/17	24,429
7	6.00%, 7/1/17	7,616
146	6.00%, 11/1/17	150,467
44	6.00%, 9/1/32	44,579
6	7.624%, 7/1/30	5,939
	Freddie Mac,
56	3.67%, 11/15/30	56,008
1,115	4.50%, 10/15/22	1,112,758
120	6.00%, 8/15/32	121,704
119	6.00%, 9/15/32	122,474
	Government National Mortgage Association,
1,012	3.375%, 5/20/30	1,020,216
186	3.50%, 7/20/30	187,765
433	3.75%, 2/20/32	436,256
46	3.76%, 9/20/30	45,827
127	4.125%, 10/20/29	129,369
20	6.00%, 11/20/28	20,093
6	6.00%, 11/20/31	6,229
842	6.00%, 6/20/34	860,048

	Total U.S. Government Agency Securities (cost-$73,784,370)	73,210,390

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	MORTGAGE-RELATED SECURITIES (c) -6.6%
$373	AAA Trust, 3.41%, 11/26/35, FRN	Aaa/AAA	$372,819
284	Bank of America Funding Corp., 4.12%, 5/25/35 (d)	NR/AAA	281,071
	Prime Mortgage Trust, FRN
36	3.71%, 2/25/19	NR/AAA	36,136
73	3.71%, 2/25/34	NR/AAA	72,726
	Small Business Administration Co. Pass-Thru Certificates,
3,971	4.524%, 2/10/13	NR/NR	3,954,641
1,856	4.625%, 2/1/25	NR/NR	1,830,222
1,594	4.684%, 9/10/14	NR/NR	1,595,631
1,564	4.87%, 12/1/24	NR/NR	1,565,866
3,711	4.90%, 1/1/23	NR/NR	3,729,778
1,661	4.95%, 3/1/25	NR/NR	1,668,733
6,027	4.99%, 9/1/24	NR/NR	6,072,151
1,000	5.11%, 4/1/25	NR/NR	1,012,715
49	7.449%, 8/1/10	NR/NR	53,149
	Total Mortgage-Related Securities (cost-$22,365,152)		22,245,638

	CORPORATE BONDS & NOTES-5.5%
	Airlines-0.3%
$1,861	United Air Lines, Inc., 8.03%, 7/1/11 (b)	NR/NR	$1,172,310

	Automotive-0.2%
700	DaimlerChrysler Holdings Co., 3.60%, 11/17/06, FRN (c)	A3/BBB	700,504

	Banking-0.5%
¥50,000	Landwirtsch Rentenbank, 0.65%, 9/30/08 (c)	Aaa/AAA	445,187
$100	Resona Bank Ltd., 5.85%, 4/15/16 (f)	Baa1/BBB-	98,699
1,000	Wells Fargo & Co., 3.511%, 3/23/07, FRN (c)	Aa1/AA-	1,000,738
			1,544,624

	Financing-3.9%
1,000	American Express Credit, 3.31%, 12/15/06, FRN (c)	Aa3/A+	1,001,323
	American General Finance, FRN,
100	3.22%, 4/5/07 (c)	A1/A+	100,056
1,000	3.428%, 11/15/06 (c)	A1/A+	1,001,480
1,000	Bear Stearns Co., Inc., 3.31%, 1/16/07, FRN (c)	A1/A	1,002,030
1,000	Caterpillar Financial Services Corp., 3.368%, 2/26/07, FRN (c)	A2/A	1,001,427
1,000	CIT Group, Inc., 3.468%, 2/15/07, FRN (c)	A2/A	1,001,949
1,000	Citigroup Global Markets, Inc., 3.483%, 3/16/07, FRN (c)	Aa1/AA-	1,000,613
	Ford Motor Credit Corp., FRN,
1,000	4.30813%, 9/28/07 (c)	Baa2/BB+	974,578
600	4.38938%, 3/21/07 (c)	Baa2/BB+	591,950
1,100	Goldman Sachs Group, Inc., 3.59%, 3/30/07, FRN	Aa3/A+	1,101,268
1,000	HSBC Capital Funding Corp., 9.55%, 6/30/10, VRN (c) (f)	A1/A-	1,186,084
1,000	Merrill Lynch & Co., 3.59375%, 12/22/06, FRN (c)	Aa3/A+	1,002,068
1,100	Morgan Stanley, 3.27%, 1/12/07, FRN (c)	Aa3/A+	1,101,269
1,100	SLM Corp., 3.28%, 1/25/07, FRN (c)	A2/A	1,101,251
			13,167,346

	Oil & Gas-0.3%
200	El Paso Energy Corp., 8.05%, 10/15/30 (c)	Caa1/B-	203,000
250	Ras Laffan LNG III, 5.298%, 9/30/20 (f)	A1/A	249,500
600	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	609,000
			1,061,500

	Special Purpose Entity-0.3%
1,000	Pricoa Global Funding, 3.35%, 11/24/06, FRN (c) (f)	Aa3/AA-	1,000,310

	Telecommunications-0.0%
50	U.S. West Communications, Inc., 7.50%, 6/15/23 (c)	Ba3/BB	45,625

	Total Corporate Bonds & Notes (cost-$19,009,616)		18,692,219

Principal
Amount
(000)
	SOVEREIGN DEBT OBLIGATIONS (c)-1.2%
	Canadian Government,
CAD 52	3.00%, 12/1/36	Aaa/AAA	59,013
CAD 100	5.75%, 6/1/33	Aaa/AAA	107,412
	Federal Republic of Brazil,
$900	7.875%, 3/7/15	B1/BB-	933,750
600	8.00%, 1/15/18	B1/BB-	635,400
100	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	120,000
700	Russian Federation, 5.00%, 3/31/30	Baa3/BBB-	804,125
1,100	United Mexican States, 8.375%, 1/14/11	Baa1/BBB	1,265,000

	Total Sovereign Debt Obligations (cost-$3,620,157)		3,924,700

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	U.S. TREASURY NOTES & BONDS (c)-1.0%
$700	4.25%, 8/15/15		$695,625
200	6.00%, 2/15/26		235,875
400	7.875%, 2/15/21		544,094
1,100	8.00%, 11/15/21		1,522,727
300	8.125%, 5/15/21		417,387

	Total U.S. Treasury Notes & Bonds (cost-$3,459,612)		3,415,708

	MUNICIPAL BONDS & NOTES (c)-0.6%
	California-0.5%
1,390	Golden State Tobacco Securization Corp., Tobacco Settlement Rev., 6.25%, 6/1/33	Baa3/BBB	1,541,440

	Texas-0.1%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC)	Aaa/AAA	412,508
	Total Municipal Bonds & Notes (cost-$1,838,121)		1,953,948

Shares
	PREFERRED STOCK-0.2%
	Banking-0.2%
68	DG Funding Trust, 4.225%,
	(cost-716,526) (e) (f)		726,325
Principal Amount (000)
	SHORT-TERM INVESTMENTS -5.2%
	Corporate Notes (c)- 3.4%
	Airlines-0.0%
$495	United Air Trust, 11.56%, 5/27/06 (a) (b) (d) (e)	NR/NR	99,455

	Banking-0.3%
1,000	Unicredito Italiano NY, 3.317%, 9/8/06, FRN (c)	Aa2/AA-	999,471

	Financing-1.0%
1,000	CIT Group, Inc., 3.99%, 2/15/07, FRN	A2/A	1,000,034
1,000	Countrywide Home Loan, 3.27%, 1/31/06, FRN	A3/A	999,856
	General Motors Acceptance Corp.,
400	4.39475%, 10/20/05, FRN	Baa2/BB	400,005
1,000	John Deere Capital Corp., 3.37%, 8/24/06, FRN (c)	A3/A-	1,000,561
			3,400,456

	Oil & Gas-0.3%
1,000	Halliburton Co., 4.65%, 10/17/05, FRN	Baa2/BBB	1,000,325

	Retail-0.3%
1,000	Safeway, Inc., 3.68%, 11/1/05, FRN	Baa2/BBB-	999,943

	Sovereign-1.0%
€1,000	Federal Republic of Germany, zero coupon, 1/18/06	NR/NR	1,198,529
€1,700	Kingdom of the Netherlands, zero coupon, 11/30/05	NR/NR	2,043,253
			3,241,782

	Transportation-0.2%
$773	CSX Corp., 3.51%, 8/3/06, FRN (c)	Baa2/BBB	774,266

	Utilities-0.3%
1,000	Southern California Edison Co., 3.44%, 1/13/06, FRN	A3/BBB+	1,000,637

	Total Corporate Notes (cost-$11,599,541)		11,516,335

	U.S. GOVERNMENT AGENCY SECURITIES-1.7%
500	Fannie Mae, 3.799%, 9/22/06		499,737
5,400	Federal Home Loan Bank, 3.18%, 10/3/05		5,399,046
	Total U.S. Government Agency Securities (cost-$5,898,719)		5,898,783

	U.S. TREASURY BILLS (c)-0.1%
140	2.92%-3.43%, 12/1/05-12/15/05 (cost $139,060)		139,060

	Total Short-Term Investments (cost-$17,637,320)		17,554,178

	Total Investments before options written (cost-$349,596,688)-107.9%		364,998,947

Contracts			Value*
	OPTIONS WRITTEN (a)- (0.0)%
	Call Options-(0.0)%
	U.S. Treasury Notes 5 yr. Futures,
2,000	Strike Price $108.50, expires 11/22/05		$(156)
15,000	Strike Price $109, expires 11/22/05		(703)
	U.S. Treasury Notes 10 yr. Futures,
3,000	Strike Price $112, expires 11/22/05		(469)
4,000	Strike Price $113, expires 12/23/05		(625)
29,000	Strike Price $114, expires 11/22/05		(906)
			(2,859)

	Put Options-(0.0)%
	Eurodollor Futures, Chicago Mercantile Exchange,
25,000	Strike Price $95.25, expires 12/18/06		(7,125)

	U.S. Treasury Notes 5 yr. Futures,
7,000	Strike Price $107, expires 11/22/05		(4,266)
4,000	Strike Price $107, expires 12/23/05		(875)
	U.S. Treasury Notes 10 yr. Futures,
5,000	Strike Price $108, expires 11/22/05		(1,094)
31,000	Strike Price $109, expires 11/22/05		(14,047)
			(27,407)
	Total Options Written (premiums received-$26,606)		(30,266)

	Total Investments net of options written (cost-$349,570,082)	107.9%	364,968,681

	Liabilities less other assets	(7.9)	(26,610,284)
	Net Assets	100.0%	$338,358,397

(a)          Non-income producing.

(b)         Issuer in default.

(c)          All or partial amount segregated as collateral for when-issued or delayed-delivery securities.

(d)         Fair-valued security.

(e)          Illiquid security.

(f)            144A Security- security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)         When-issued or delayed-delay security. To be settled/delivered after September 30, 2005.

Glossary:

ADR - American Depositary Receipt.

AMBAC - insured by American Municipal Bond Assurance Corp

€ -Euros

FRN - Floating Rate Note - maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on September 30, 2005.

¥- Japenese Yen

VRN - Variable Rate Note, maturity date shown is date of vext rate change and the interest rate disclosed refelcts the rate in effect on September 30, 2005.

Other Investments:

(a) Interest rate swap agreements outstanding at September 30, 2005:

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	Made by	Received	Appreciation
Counterpart	(000)	Date	Portfolio	by Portfolio	(Depreciation)

Bank of America	CAD 100	12/16/19	3 Month LIBOR	6.00%	$1,927

Barclay’s Bank plc	$200	12/15/07	3 Month LIBOR	4.00%	(1,630)

Barclay’s Bank plc	1,900	12/15/10	3 Month LIBOR	4.00%	(11,168)

Lehman Brothers	2,500	12/15/10	3 Month LIBOR	4.00%	(18,314)

Merrill Lynch	1,900	12/15/10	3 Month LIBOR	4.00%	(3,399)
					$(32,584)

LIBOR - London Interbank Offered Rate

(b) Credit default swap contracts outstanding at September 30, 2005:

	Notional
Swap	Amount
Counterparty/	Payable on		Fixed	Unrealized
Referenced Debt	Default	Termination	Payments	Appreciation
Issuer	(000)	Date	Received (Paid)	(Depreciation)

Bank of America
General Motors Acceptance	$200	6/20/07	3.76%	$3,208

Bear Stearns
Ford Motor Credit	800	6/20/06	3.10%	9,613

Bear Stearns
General Motors Acceptance	500	6/20/06	3.35%	4,936

Goldman Sachs
General Motors Acceptance	500	6/20/07	3.70%	7,532

Merrill Lynch
Turkey Federation	300	9/20/10	2.25%	(2,431)

Morgan Stanley
Russian Federation	100	6/20/06	0.58%	205

Wachovia Securities
Dow Jones CDX	200	12/20/10	1.00%	42

				$23,105

(c) Forward foreign currency contracts outstanding at September 30, 2005:

	U.S.$ Value on	U.S.$ Value	Unrealized
	Origination Date	September 30, 2005	Depreciation
Sold:
177,000 Canadian Dollar, settling 10/13/05	$148,923	$152,514	$(3,591)

2,742,000 Euros settling 11/8/05	3,302,190	3,312,628	(10,438)

			$(14,029)

*Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  Portfolio securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price.  Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities (other than short-term investments) are valued each business day by an independent pricing service.  Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

Premier VIT

OpCap Mid Cap Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-97.6%
	Advertising-4.2%
4,400	Lamar Advertising Co. (a)	$199,584
4,200	WPP Group plc ADR	214,704
		414,288
	Aerospace/Defense-3.7%
3,400	Alliant Techsystems, Inc. (a)	253,810
2,200	DRS Technologies, Inc.	108,592
		362,402
	Banking-2.8%
1,300	M&T Bank Corp.	137,423
2,000	Zions Bancorp	142,420
		279,843
	Building/Construction-0.4%
2,100	Dycom Industries, Inc. (a)	42,462

	Business Services-4.0%
4,200	Dun & Bradstreet Corp. (a)	276,654
5,400	MoneyGram International, Inc.	117,234
		393,888
	Chemicals-1.5%
5,191	Lyondell Chemical Co.	148,567

	Commercial Services-1.4%
5,300	ARAMARK Corp.	141,563

	Consumer Products-2.0%
4,471	Sherwin-Williams Co.	197,037

	Drugs & Medical Products-8.0%
2,200	Barr Pharmaceuticals, Inc. (a)	120,824
5,200	Beckman Coulter, Inc.	280,696
3,420	Biomet, Inc.	118,708
3,200	Covance, Inc. (a)	153,568
1,700	United Therapeutics Corp. (a)	118,660
		792,456
	Electronics-7.2%
5,700	Amphenol Corp.	229,938
7,900	Arrow Electronics, Inc. (a)	247,744
8,600	Gentex Corp.	149,640
2,900	Jabil Circuit, Inc. (a)	89,668
		716,990
	Financial Services-2.3%
2,100	MGIC Investment Corp.	134,820
3,084	Piper Jaffray Companies, Inc. (a)	92,088
		226,908
	Food Services-1.4%
6,400	Ruby Tuesday, Inc.	139,264

Shares		Value*
	COMMON STOCK (continued)
	Healthcare & Hospitals-6.0%
2,600	Community Health Systems, Inc. (a)	$100,906
3,400	DaVita, Inc. (a)	156,638
3,131	Kindred Healthcare, Inc. (a)	93,304
4,900	Laboratory Corp. of America Holdings (a)	238,679
		589,527
	Insurance-2.2%
5,628	Conseco, Inc. (a)	118,807
1,582	PartnerRe Ltd.	101,327
		220,134
	Internet Software & Services-1.3%
11,300	Digitas, Inc. (a)	128,368

	Machinery/Engineering-8.7%
6,200	AMETEK, Inc.	266,414
6,200	Gardner Denver, Inc. (a)	276,520
2,700	National-Oilwell Varco, Inc. (a)	177,660
3,543	Zebra Technologies Corp. (a)	138,496
		859,090
	Manufacturing-5.0%
6,400	Actuant Corp.	299,520
3,100	Eaton Corp.	197,005
		496,525
	Measuring Instruments-4.3%
6,900	Thermo Electron Corp. (a)	213,210
5,200	Waters Corp. (a)	216,320
		429,530
	Medical Research-2.2%
1,516	Charles River Laboratories International, Inc. (a)	66,128
2,400	Fisher Scientific International, Inc. (a)	148,920
		215,048
	Metals & Mining-2.9%
6,000	Inco Ltd.	284,100

	Oil & Gas-9.2%
1,250	Anadarko Petroleum Corp.	119,688
1,200	Canadian Oil Sands Trust	132,438
9,000	Delta Petroleum Corp. (a)	187,200
4,400	FMC Technologies, Inc. (a)	185,284
2,300	Nabors Industries Ltd. (a)	165,209
3,266	Range Resources Corp.	126,100
		915,919
	Retail-5.8%
6,700	Claire’s Stores, Inc.	161,671
10,300	Dollar General Corp.	188,902
4,169	Ross Stores, Inc.	98,805
5,869	TJX Companies, Inc.	120,197
		569,575

Shares			Value*
	COMMON STOCK (continued)
	Transportation-6.7%
2,300	Canadian National Railway Co.		$163,277
9,500	EGL, Inc. (a)		257,925
9,200	Pacer International, Inc.		242,512
			663,714
	Trucking-2.6%
4,600	Oshkosh Truck Corp.		198,536
2,800	Wabash National Corp.		55,048
			253,584
	Utilities-1.8%
4,100	Cinergy Corp.		182,081

	Total Investments (cost-$7,535,825)	97.6%	9,662,863
	Other assets less liabilities	2.4	236,546
	Net Assets	100.0%	$9,899,409

(a) Non-income producing.

ADR - American Depositary Receipt

* Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instuments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market, System are valued at their last quoted bid price.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

Premier VIT

OpCap Renaissance Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value *
	COMMON STOCK - 95.3%
	Advertising - 1.6%
12,300	Lamar Advertising Co. (a)	$557,928

	Aerospace / Defense- 0.8%
5800	DRS Technologies, Inc.	286,288

	Automotive - 1.3%
9,014	Lear Corp.	306,206
7,400	Wabash National Corp.	145,484
		451,690

	Banking - 4.2%
1,600	M&T Bank Corp.	169,136
11,900	TCF Financial Corp.	318,325
13,900	Zions Bancorp.	989,819
		1,477,280

	Business Services - 2.8%
7,900	Dun & Bradstreet Corp. (a)	520,373
14,900	McAfee, Inc. (a)	468,158
		988,531

	Chemicals - 3.0%
43,586	Chemtura Corp.	541,338
15,500	Huntsman Corp. (a)	303,025
8,205	Lyondell Chemical Co.	234,827
		1,079,190

	Consumer Products - 1.8%
15,400	Waters Corp. (a)	640,640

	Containers & Packing - 1.1%
38,500	Smurfit-Stone Container Corp. (a)	398,860

	Diversified Manufacturing - 1.4%
8,000	Parker Hannifin Corp.	514,480

	Drugs & Medical Products - 7.6%
18,100	Beckman Coulter, Inc.	977,038
8,600	Biomet, Inc.	298,506
25,000	Bristol-Myers Squibb Co.	601,500
217	Covance, Inc. (a)	10,414
22,000	Input/Output, Inc. (a)	175,560
25,800	Pfizer, Inc.	644,226
		2,707,244

	Education-0.8%
8,300	Career Education Corp. (a)	295,148

	Electronics - 9.7%
6,500	Amphenol Corp.	262,210
8,900	Arrow Electronics, Inc. (a)	279,104
6,345	DPL, Inc.	176,391
30,900	Gentex Corp.	537,660
26,300	Jabil Circuit, Inc. (a)	813,196
6,100	L-3 Communications Holdings, Inc.	482,327
119,000	Sanmina-SCI Corp. (a)	510,510
5,000	SCANA Corp.	211,200
7,800	Tektronix, Inc.	196,794
		3,469,392

Shares		Value *
	COMMON STOCK (continued)
	Financial Services - 12.5%
12,700	Capital One Financial Corp.	$1,009,904
27,500	Citigroup, Inc.	1,251,800
41,700	J.P. Morgan Chase & Co.	1,414,881
12,500	Merrill Lynch & Co., Inc.	766,875
5	Piper Jaffray Companies, Inc. (a)	149
		4,443,609

	Financing - 2.9%
22,900	CIT Group, Inc.	1,034,622

	Food Services-0.5%
8,600	Applebee’s International, Inc.	177,934

	Health & Hospitals - 2.2%
16,400	Laboratory Corp. of America Holdings (a)	798,844

	Insurance - 10.6%
5,100	Ambac Financial Group, Inc.	367,506
25,100	Aon Corp.	805,208
18,800	Conseco, Inc. (a)	396,868
8,100	Hartford Financial Services Group, Inc.	625,077
25,200	Marsh & McLennan Companies, Inc.	765,828
2,500	PartnerRe Ltd.	160,125
6,210	Reinsurance Group of America, Inc.	277,587
5,300	XL Capital Ltd.	360,559
		3,758,758

	Leisure - 2.7%
22,300	Royal Caribbean Cruises Ltd.	963,360

	Machinery - 1.4%
12,400	Zebra Technologies Corp. (a)	484,716

	Manufacturing - 3.4%
18,900	Eaton Corp.	1,201,095

	Measuring Instruments - 1.1%
12,800	Thermo Electron Corp. (a)	395,520

	Medical Research - 0.7%
5,900	Charles River Laboratories International, Inc. (a)	257,358

	Multi-Media - 1.8%
41,700	News Corp.	650,103

	Oil & Gas - 10.5%
12,500	ConocoPhillips	873,875
6,327	Exxon Mobil Corp.	402,018
8,900	Nabors Industries Ltd. (a)	639,287
12,600	National-Oilwell Varco, Inc. (a)	829,080
6,300	Sonoco Products Co.	172,053
18,200	XTO Energy, Inc.	824,824
		3,741,137

Shares			Value *
	COMMON STOCK (continued)
	Real Estate - 0.8%
33,300	La Quinta Corp. (a)		$289,377

	Retail - 2.6%
10,600	Claire’s Stores, Inc.		255,778
5,000	Ruby Tuesday, Inc.		108,800
27,900	TJX Co., Inc.		571,392
			935,970

	Telecommunications - 1.5%
8,300	ALLTEL Corp.		540,413

	Trucking - 1.0%
8,184	Oshkosh Truck Corp.		353,221

	Utilities - 1.6%
12,500	Cinergy Corp.		555,125

	Waste Disposal - 1.4%
60,600	Allied Waste Industries, Inc. (a)		512,070

	Total Common Stock (cost-$33,130,489)		33,959,903

	FOREIGN COMMON STOCK - 4.5%
	France - 1.9%
	Drugs & Medical Products - 1.9%
8,000	Sanofi-Aventis (a)		663,190

	United Kingdom -2.6%
	Advertising - 2.6%
91,800	WPP Group plc ADR		937,227
	Total Foreign Common Stock (cost-$1,694,857)		1,600,417

	Total Investments (cost-$34,825,346)	99.8%	35,560,320
	Other assets less liabilities	0.2	55,409
	Net Assets	100.0%	$35,615,729

(a) Non-income producing.

ADR - American Depositary Receipt

* Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

Premier VIT

OpCap Small Cap Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

Shares		Value *
	COMMON STOCK-98.7%
	Aerospace/Defense-1.3%
169,086	Innovative Solutions and Support, Inc. (a)	$2,625,906

	Automotive-5.6%
241,187	Keystone Automotive Industries, Inc. (a)	6,948,597
69,200	LKQ Corp. (a)	2,089,840
94,437	Midas, Inc. (a)	1,877,408
		10,915,845
	Banking-8.0%
95,965	First State Bancorporation	2,033,498
32,951	Hancock Holding Co.	1,124,947
97,154	Midwest Banc Holdings, Inc.	2,246,200
84,472	Pacific Capital Bancorp.	2,812,073
69,214	Prosperity Bancshares, Inc.	2,093,724
76,093	Signature Bank (a)	2,053,750
113,460	Texas Regional Bancshares, Inc.	3,266,513
		15,630,705
	Building/Construction-11.9%
204,533	Astec Industries, Inc. (a)	5,806,692
96,560	ElkCorp	3,453,951
41,529	EMCOR Group, Inc. (a)	2,462,670
65,902	Granite Construction, Inc.	2,520,092
107,260	Hughes Supply, Inc.	3,496,676
152,186	Interline Brands, Inc. (a)	3,197,428
232,691	Modtech Holdings, Inc. (a)	2,261,757
		23,199,266
	Business Services-6.8%
166,368	Digitas, Inc. (a)	1,889,940
130,199	Global Cash Access, Inc. (a)	1,835,806
166,708	Navigant Consulting, Inc. (a)	3,194,125
148,024	Patriot Captial Funding, Inc.	2,033,850
111,337	SOURCECORP, Inc.(a)	2,387,065
128,322	TRM Corp. (a)	1,949,211
		13,289,997
	Chemicals-4.1%
149,978	NuCo2, Inc. (a)	3,861,934
207,557	OM Group, Inc. (a)	4,178,122
		8,040,056

	Computer Services-3.4%
153,296	Jack Henry & Associates, Inc.	2,973,942
46,700	Jupitermedia Corp. (a)	824,249
114,276	NetRatings, Inc. (a)	1,739,281
29,800	SafeNet, Inc. (a)	1,082,038
		6,619,510
	Computer Software-2.7%
133,842	Open Solutions, Inc. (a)	2,920,432
133,842	Renaissance Learning, Inc.	2,382,388
		5,302,820
	Drugs & Medical Products-12.1%
566,156	Abaxis, Inc. (a)	7,388,336
106,097	Connectics Corp. (a)	1,794,100
97,239	I-Flow Corp. (a)	1,333,147
145,222	Immucor, Inc. (a)	3,984,892

Shares		Value *
	COMMON STOCK (continued)
	Drugs & Medical Products-(continued)
155,243	Nastech Pharmaceutical Co., Inc. (a)	$2,195,136
302,206	Perrigo Co.	4,324,568
519,146	Third Wave Technologies, Inc. (a)	2,569,773
		23,589,952

	Education-1.1%
57,541	Universal Technical Institute, Inc. (a)	2,049,035

	Energy-1.3%
69,299	MDU Resources Group, Inc.	2,470,509

	Financial Services-3.1%
47,643	Affiliated Managers Group, Inc. (a)	3,450,306
115,668	Wright Express Corp.	2,497,272
		5,947,578
	Food Services-2.2%
73,821	Performance Food Group Co. (a)	2,329,791
87,558	Ruby Tuesday, Inc.	1,905,262
		4,235,053
	Health & Hospitals-2.0%
119,235	eResearch Technology, Inc. (a)	1,691,945
167,812	Northfield Laboratories, Inc. (a)	2,164,775
		3,856,720
	Insurance-4.5%
38,217	Delphi Financial Group, Inc.	1,788,556
109,148	James River Group, Inc. (a)	1,921,005
185,901	Tower Group, Inc.	2,810,823
57,579	Triad Guaranty Inc. (a)	2,258,248
		8,778,632
	Leasing-1.7%
77,282	Mobile Mini, Inc. (a)	3,350,175

	Manufacturing-2.7%
45,605	Actuant Corp.	2,134,314
170,699	Blount International, Inc. (a)	3,011,130
		5,145,444
	Measuring Instruments-2.6%
140,126	FARO Technologies, Inc. (a)	2,731,056
111,252	Measurement Specialties, Inc. (a)	2,358,542
		5,089,598

	Oil & Gas-5.0%
73,076	FMC Technologies, Inc. (a)	3,077,230
81,868	Range Resources Corp.	3,160,924
87,044	Universal Compression Holdings, Inc. (a)	3,461,740
		9,699,894
	Real Estate (REITs) -5.5%
65,400	Cousins Properties, Inc.	1,976,388
124,670	Feldman Mall Properties, Inc.	1,620,710
192,242	Medical Properties Trust, Inc.	1,883,972
161,018	MHI Hospitality Corp.	1,528,061
57,579	Nationwide Health Properties, Inc.	1,341,591
205,413	Spirit Finance Corp.	2,310,896
		10,661,618

Shares		Value *
	COMMON STOCK (continued)
	Retail-4.9%
12,900	A.C. Moore Arts & Crafts, Inc. (a)	$241,101
92,965	Aeropostale, Inc. (a)	1,975,506
54,182	Children’s Place Retail Stores, Inc. (a)	1,931,046
84,713	Helen of Troy Ltd. (a)	1,748,476
77,300	Hibbett Sporting Goods, Inc. (a)	1,709,947
112,600	New York & Company, Inc. (a)	1,846,640
		9,452,716
	Semi-Conductors-3.2%
66,327	Brooks Automation, Inc. (a)	884,139
126,538	Fairchild Semiconductor Int’l, Inc. (a)	1,880,355
78,635	Intermagnetics General Corp. (a)	2,197,062
175,880	Mattson Technology, Inc. (a)	1,320,859
		6,282,415

	Technology-0.9%
192,100	C&D Technologies, Inc.	1,807,661

	Telecommunications-1.3%
169,086	Syniverse Holdings, Inc. (a)	2,603,924

	Water/Sewer-0.8%
102,675	Southwest Water Co.	1,488,788

	Total Common Stock (cost-$173,948,219)	192,133,817

Principal
Amount
(000)
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-3.6%
$7,000	Federal Home Loan Bank, 3.18%, 10/3/05 (cost - $6,998,763)		6,998,763

	Total Investments (cost-$180,946,982)	102.3%	199,132,580
	Liabilities in excess of other assets	(2.3)	(4,379,632)
	Net Assets	100.0%	$194,752,948

(a) Non-income producing.

REIT - Real Estate Investment Trust

* Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

Item 2. Controls and Procedures

a)              The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 17, 2005

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 17, 2005

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 17, 2005